RYDEX SERIES FUNDS

             Supplement dated May 23, 2007 to the Rydex Series Funds
                     Investor and H-Class Shares Prospectus,
                     Advisor and H-Class Shares Prospectus,
                   A-Class and C-Class Shares Prospectus, and
                       Statement of Additional Information
                              Dated August 1, 2006
                         and to the Managed Futures Fund
                           H-Class Shares Prospectus,
                   A-Class and C-Class Shares Prospectus, and
           Statement of Additional Information dated January 22, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE RYDEX SERIES FUNDS PROSPECTUSES ("PROSPECTUSES") AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THOSE PROSPECTUSES AND SAIS.
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I.  FUND NAME CHANGES

Effective June 30, 2007, the names of the following Rydex Series Funds will be changed as reflected in the table below.

     ---------------------------------------------------- ----------------------------------------------------------
                                                                                 NEW NAMES
                     CURRENT FUND NAMES                                    EFFECTIVE JUNE 30, 2007
                     ------------------                                    -----------------------
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Commodities Fund                                     Commodities Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Dynamic Strengthening Dollar Fund                    Strengthening Dollar 2x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Dynamic Weakening Dollar Fund                        Weakening Dollar 2x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Europe Advantage Fund                                Europe 1.25x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Government Long Bond Advantage Fund                  Government Long Bond 1.2x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Inverse Government Long Bond Fund                    Inverse Government Long Bond Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Inverse Mid-Cap Fund                                 Inverse Mid-Cap Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Inverse OTC Fund                                     Inverse OTC Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Inverse Russell 2000(R) Fund                         Inverse Russell 2000(R) Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Inverse S&P 500 Fund                                 Inverse S&P 500 Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Japan Advantage Fund                                 Japan 1.25x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Managed Futures Fund                                 Managed Futures Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Mid-Cap Advantage Fund                               Mid-Cap 1.5x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------
     ---------------------------------------------------- ----------------------------------------------------------
     Russell 2000(R) Advantage Fund                       Russell 2000(R) 1.5x Strategy Fund
     ---------------------------------------------------- ----------------------------------------------------------

II.  FUND INVESTMENT STRATEGY CHANGES

Effective August 1, 2007, the non-fundamental policy of each Fund listed above (except for the Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds) and the OTC Fund to invest at least 80% of their net assets in a particular investment will be rescinded. Until August 1, 2007, each Fund listed above (except for the Dynamic Strengthening Dollar and Dynamic Weakening Dollar Funds) and the OTC Fund will continue to be subject to the non-fundamental investment policy to invest at least 80% of their net assets in a particular investment as set forth in the Funds' current Prospectus(es) and SAI(s) as listed above.

THE NAME CHANGES AND RESCISSION OF THE FUNDS' NON-FUNDAMENTAL INVESTMENT POLICIES DO NOT IN ANY WAY AFFECT THE INVESTMENT OBJECTIVES OF THE FUNDS, WHICH REMAIN UNCHANGED, OR THE MANNER IN WHICH THE FUNDS SEEK TO MEET THEIR RESPECTIVE INVESTMENT OBJECTIVES.
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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


SER-1-SUP4-0507x0807